Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 3,355,487	$ 19,733,631
Accounts receivable,	1,706,279	27,447,907
Notes receivable		89,332
Inventories	335,019	1,389,561
Prepaid expenses and other current assets	4,389,186	7,909,233
Total current assets	9,785,971	56,569,664
Property, plant and equipment, net	8,470,272	11,246,815
Intangible assets, net	9,446,255	10,101,405
Goodwill	6,455,781	10,084,201
Deferred tax assets		3,796,492
Prepaid assets	2,181,930	5,627,099
TOTAL ASSETS	36,340,209	97,425,676
Current liabilities
Accounts payable	13,462,008	12,155,733
Other payables and accrued liabilities	5,106,634	3,469,768
Income tax payable	143,360	37,225
Short-term bank borrowings	2,241,076	2,268,360
Total current liabilities	20,953,078	17,931,086
Deferred tax liability	1,514,060	2,079,986
TOTAL LIABILITIES	22,467,138	20,011,072
COMMITMENTS AND CONTINGENCIES (NOTE 17)
SHAREHOLDERS’ EQUITY
Preferred shares, $0.01 par value,500,000 shares authorized, 0 shares issued and outstanding
Class A Ordinary shares, $0.01 par value 350,000,000 shares authorized, 7,724,675 shares issued and outstanding; $0.0005 par value, 70,000,000 shares authorized, 67,004,583 shares issued and outstanding	77,177	33,502
Class B Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 612,255 shares issued and outstanding; $0.0005 par value, 20,000,000 shares authorized, 12,095,100 shares issued and outstanding	6,123	6,048
Additional paid-in capital	66,908,726	53,871,226
Statutory surplus reserve	7,622,765	7,622,765
Retained earnings (accumulated losses)	(59,453,593)	12,285,281
Accumulated other comprehensive income (loss)	(402,119)	4,306,536
Total Paranovus Entertainment Technology Ltd.’s shareholders’ equity	14,759,079	78,125,358
Non-controlling interests	(886,008)	(710,754)
Total shareholders’ equity	13,873,071	77,414,604
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 36,340,209	$ 97,425,676